Balance Sheets (Q1) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 33,336	$ 46,303		$ 37,573
Prepaid expenses and other current assets	682	629		838
Prepaid research and development	723	830		1,221
Total current assets	34,741	47,762		78,815
Property and equipment, net	826	4,107		9,331
Right of use assets - operating leases	651	10,168		13,803
Other assets	244	244		463
Total assets	36,462	62,281		102,412
Current liabilities:
Accounts payable	1,310	1,113		742
Accrued expenses and other current liabilities	3,895	4,653		6,707
Non-refundable sublicense and transition services payments	13,750	13,750		8,226
Operating lease liabilities	1,149	3,567		3,688
Total current liabilities	20,104	23,083		19,363
Operating lease liabilities - noncurrent	4,606	20,443		21,788
Total liabilities	24,710	43,526		41,151
Commitments and contingencies (note 10)
Stockholders' equity:
Preferred stock, $0.0001 par value: 10,000,000 shares authorized; no shares issued and outstanding at both March 31, 2026 and December 31, 2025
Additional paidin capital	724,068	723,512		720,488
Accumulated deficit	(712,316)	(704,757)		(659,235)
Total stockholders' equity	11,752	18,755	$ 46,706	61,261	$ 111,283
Total liabilities and stockholders' equity	$ 36,462	$ 62,281		$ 102,412